Fair Value of Financial Instruments - Reconciliation of financial liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ 6,599	$ 4,316	$ 241
Payments	(2,034)	(2,513)	(9)
Addition	1,902	4,498	13,206
Reclassification		180	(8,516)
Change in fair value		62	167
Foreign currency translation adjustments		56	(773)
Balance, end of period	$ 5,143	$ 6,599	$ 4,316